CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues, net	$ 2,278,915	$ 2,062,414	$ 6,806,746	$ 6,307,879
Cost of sales	(2,123,734)	(1,898,375)	(6,251,072)	(5,748,577)
Gross profit	155,181	164,039	555,674	559,302
Selling, marketing, general and administrative expenses	(123,621)	(115,829)	(366,341)	(351,383)
Gain on disposal of businesses	143	0	552	75,945
Gain on asset sales	842	1,573	13,966	1,901
Impairment of goodwill	0	0	0	(36,684)
Impairment, Long-Lived Asset, Held-for-Use	(8,394)	(2,049)	(8,576)	(3,326)
Operating income	24,151	47,734	195,275	245,755
Other income (expense), net	12,614	(4,541)	(6,450)	9,458
Interest income	3,478	2,632	9,473	8,335
Interest expense	(16,641)	(17,473)	(51,339)	(54,209)
Income from continuing operations before income taxes and equity earnings	23,602	28,352	146,959	209,339
Income tax expense	(6,100)	(15,524)	(49,182)	(75,385)
Equity method earnings	6,559	2,303	23,352	8,711
Income from continuing operations	24,061	15,131	121,129	142,665
(Loss) income from discontinued operations, net of income taxes	(10,236)	6,384	(45,156)	32,351
Net income	13,825	21,515	75,973	175,016
Net income attributable to noncontrolling interests	(8,720)	(7,113)	(21,990)	(10,354)
Net income attributable to Dole plc	$ 5,105	$ 14,402	$ 53,983	$ 164,662
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.16	$ 0.08	$ 1.04	$ 1.39
Discontinued operations (in USD per share)	(0.11)	0.07	(0.47)	0.34
Net income per share attributable to Dole plc - basic (in USD per share)	0.05	0.15	0.57	1.73
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.16	0.08	1.03	1.39
Discontinued operations (in USD per share)	(0.11)	0.07	(0.47)	0.34
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.05	$ 0.15	$ 0.56	$ 1.73
Weighted-average shares:
Basic (in shares)	95,163	94,990	95,139	94,950
Diluted (in shares)	95,979	95,614	95,835	95,395
Impairment of goodwill	$ 0	$ 0	$ 0	$ 36,684